Loss per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share (EPS)
Schedule of existing preferred shares were converted into common shares and then a share split

	2025	2024	2023
As at December 31, after conversion and share split
Outstanding common shares at period-end	43,026,460	37,427,265	28,673,985
Weighted average number of common shares outstanding	38,108,434	32,743,605	27,968,142
Potential number of shares resulting from the exercise of warrants	3,207,819	2,258,319	1,635,606
Potential number of shares resulting from conversion of the bond	4,510,356	—	—

Schedule of basic and diluted earnings per shares based on weighted average number of shares outstanding after conversion and share split

	For the period ended December 31
	2025	2024	2023
Loss of year attributable to common holders (in EUR)	(90,085,000)	(59,236,000)	(43,212,000)
Loss of year attributable to preferred holders (in EUR)	—	—	—
Loss of year attributable to equity holders (in EUR)	(90,085,000)	(59,236,000)	(43,212,000)
Weighted average number of common shares outstanding (in units)	38,108,434	32,743,605	27,968,142
Basic earnings per share in EUR (EUR/unit)	(2.364)	(1.809)	(1.545)
Diluted earnings per share in EUR (EUR/unit)	(2.364)	(1.809)	(1.545)